UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                      --------

                                   FORM N-CSR
                                      --------

               CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                    INVESTMENT COMPANY ACT FILE NUMBER 811-21258

                     MERCANTILE LONG-SHORT MANAGER FUND, LLC
               (Exact name of registrant as specified in charter)
                                      --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5223

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                    DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.    REPORTS TO MEMBERS.


MERCANTILE LONG-SHORT MANAGER FUND LLC
FINANCIAL STATEMENTS
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2004

MERCANTILE LONG-SHORT MANAGER FUND LLC
CONTENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


                                                                         PAGE(S)

FINANCIAL STATEMENTS

Schedule of Investments........................................................3

Statement of Assets and Liabilities............................................5

Statement of Operations........................................................6

Statements of Changes in Members' Capital......................................7

Statement of Cash Flows........................................................8

Financial Highlights...........................................................9

Notes to Financial Statements.................................................10

Liquidity of Investment Funds.................................................16



Beginning with the fiscal quarter ending December 31, 2004, the Company will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company's Forms N-Q will be available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-551-2145; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

MERCANTILE LONG-SHORT MANAGER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

[PIE CHART OMITTED -- PLOT POINTS FOLLOW:]


INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
                                                                 PERCENTAGE
General Hedged Equity                                                35%
International Hedged Equity                                          21%
Sector Hedged Equity                                                 27%
Short Biased                                                          2%
Specialty                                                            15%
--------------------------------------------------------------------------------


INVESTMENTS

INVESTMENT FUNDS                                                 COST                      VALUE         % OF NET ASSETS

GENERAL HEDGED EQUITY
Eden Capital Partners                                       $  2,000,000                $ 1,986,454               4.39%
North Sound Legacy Institutional Fund, L.L.C.                  3,250,000                  3,714,151               8.20
Passport II, L.P.                                              4,000,000                  4,053,344               8.95
Sirios Capital II, L.P                                         2,000,000                  2,126,756               4.70
Wynnefield Partners Small Cap Value, L.P.                      2,750,000                  3,821,281               8.44
                                                            ------------                -----------      -------------
Total General Hedged Equity                                   14,000,000                 15,701,986              34.68

INTERNATIONAL HEDGED EQUITY
Greylock Global Opportunity Fund, L.P.                         2,000,000                  2,464,150               5.44
Horseman Global Fund I, L.P.                                   2,750,000                  3,080,942               6.81
Kingdon Associates, L.P.                                       3,500,000                  3,833,627               8.46
                                                            ------------                -----------      -------------
Total International Hedged Equity                              8,250,000                  9,378,719              20.71

SECTOR HEDGED EQUITY
Artis Technology Qualified Partners, L.P.                      2,750,000                  3,148,695               6.96
Basswood Financial Partners, L.P.                              2,250,000                  2,788,763               6.16
Castle Creek LifeSciences, L.L.C.                              2,800,000                  3,057,839               6.75
TCS Capital II, L.P.                                           2,200,000                  2,933,072               6.48
                                                            ------------                -----------      -------------
Total Sector Hedged Equity                                    10,000,000                 11,928,369              26.35

SHORT BIASED
Polar Bear Fund, L.P.                                          1,500,000                    991,736               2.19
                                                            ------------                -----------      -------------
SPECIALTY
Bedford Falls Investors, L.P.                                  3,300,000                  3,670,363               8.11
Castlerigg Partners, L.P.                                      3,000,000                  3,086,862               6.82
                                                            ------------                -----------      -------------
Total Specialty                                                6,300,000                  6,757,225              14.93
                                                            ------------                -----------      -------------
Total Investment Funds                                      $ 40,050,000               $ 44,758,035              98.86%
                                                            ============               ============      =============


    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


The aggregate cost of investments for tax purposes was $40,050,000. Net unrealized appreciation on investments for tax purposes was $4,708,035 consisting of $5,229,845 of gross unrealized appreciation and $521,810 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 98.86% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.


    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost, $40,050,000)                  $ 44,758,035
Cash                                                            728,840
Prepaid expenses                                                 17,968
                                                           ------------
                Total assets                                 45,504,843
                                                           ------------
Liabilities
Management fee payable                                          141,912
Administration fee payable                                       22,365
Other accrued expenses                                           70,432
                                                           ------------
                Total liabilities                               234,709
                                                           ------------
                Net assets                                 $ 45,270,134
                                                           ============
MEMBERS' CAPITAL
Capital                                                      40,824,065
Accumulated net investment loss                              (1,904,115)
Accumulated net realized gain on investments                  1,642,149
Net unrealized appreciation on investments                    4,708,035
                                                           ------------
                Members' capital                           $ 45,270,134
                                                           ============


    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

EXPENSES
Management fees                                                      $ 282,850
Administration fees                                                    156,783
Member servicing fees                                                   55,994
Professional fees                                                       74,119
Directors' fees and expenses                                            19,000
Custodian fees                                                           2,243
Registration fees                                                          550
Printing fees                                                            5,381
Other expenses                                                          18,782
                                                                     ---------
                  Total expenses                                       615,702
Administration fees waived                                            (111,933)
Member servicing fees waived                                           (55,994)
                                                                     ---------
                  Net expenses                                         447,775
                                                                     ---------
                  Net investment loss                                 (447,775)
                                                                     ---------
Realized and unrealized gain (loss) on investments
Net realized gain on investments                                       627,098
Net change in unrealized depreciation on investments                  (166,325)
                                                                     ---------
                  Net realized and unrealized gain on investments      460,773
                                                                     ---------
Net increase in members' capital from investment activities          $  12,998
                                                                     =========


    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER FUND LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       LIMITED INTEREST
                                                                   MANAGER                   MEMBERS                   TOTAL
FOR THE YEAR ENDED MARCH 31, 2004

FROM INVESTMENT ACTIVITIES
Net investment loss                                              $   (3,553)              $ (1,251,501)             $ (1,255,054)
Net realized gain on investments                                      2,835                  1,012,216                 1,015,051
Net change in unrealized appreciation
on investments                                                       13,823                  4,966,342                 4,980,165
                                                                 ----------              -------------             -------------
                Net increase in members' capital
                from investment activities                           13,105                  4,727,057                 4,740,162
                                                                 ----------              -------------             -------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                         --                 14,135,000                14,135,000
Cost of Interests repurchased                                            --                 (1,250,000)               (1,250,000)
                                                                 ----------              -------------             -------------
                Net increase in members' capital
                from capital transactions                                --                 12,885,000                12,885,000
                                                                 ----------              -------------             -------------
MEMBERS' CAPITAL
Balance at March 31, 2003                                            98,777                 24,694,132                24,792,909
                                                                 ----------              -------------             -------------
Balance at March 31, 2004                                        $  111,882              $  42,306,189             $  42,418,071
                                                                 ==========              =============             =============


FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004
                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES
Net investment loss                                              $     (548)             $    (447,227)            $    (447,775)
Net realized gain on investments                                         --                    627,098                   627,098
Net change in unrealized depreciation
on investments                                                         (399)                  (165,926)                 (166,325)
                                                                 ----------              -------------             -------------
                Net increase in members' capital
                from investment activities                             (947)                    13,945                    12,998
                                                                 ----------              -------------             -------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                         --                  5,050,000                 5,050,000
Cost of Interests repurchased                                      (110,935)                (2,100,000)               (2,210,935)
                                                                 ----------              -------------             -------------
                Net increase in members' capital
                from capital transactions                          (110,935)                 2,950,000                 2,839,065
                                                                 ----------              -------------             -------------
MEMBERS' CAPITAL
Balance at March 31, 2004                                           111,882                 42,306,189                42,418,071
                                                                 ----------              -------------             -------------
Balance at September 30, 2004                                    $       --              $  45,270,134             $  45,270,134
                                                                 ==========              =============             =============


    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
SIX MONTHS ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in net assets from operations                         $     12,998
Adjustments to reconcile net increase in net assets from
 operations to net cash used in operating activities
   Purchases of investments                                          (9,000,000)
   Proceeds from sale of investments                                  2,827,098
   Decrease in receivable for investments sold                          477,646
   Increase in prepaid expenses                                          (2,647)
   Decrease in note payable for tender offer                         (1,250,000)
   Increase in management fee payable                                     3,478
   Increase in administration fee payable                                   436
   Decrease in due to Mercantile Capital Advisors                      (492,563)
   Decrease in other accrued expenses                                   (13,168)
   Net change in unrealized depreciation on investments                 166,325
   Net realized gain on investments                                    (627,098)
                                                                   ------------
           Net cash used in operating activities                     (7,897,495)
                                                                   ------------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                 5,050,000
Capital withdrawals                                                  (2,210,935)
                                                                   ------------
           Net cash provided by financing activities                  2,839,065
                                                                   ------------
           Net decrease in cash and cash equivalents                 (5,058,430)

CASH AND CASH EQUIVALENTS
Beginning of period                                                   5,787,270
                                                                   ------------
End of period                                                      $    728,840
                                                                   ============



    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER FUND LLC
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                                                       Six months
                                                                       ended
                                                                       September 30,       Year ended          December 30,
                                                                       2004                March 31,           2002*-March
TOTAL RETURN                                                           (Unaudited)         2004                31, 2003
                                                                       -------------       ----------          -------------
Total return before incentive fee(1)                                        0.08%(4)           14.69%              (1.22)%(4)
Incentive fee                                                                 --               (1.34)                 --
                                                                        --------            --------            --------
          Total return after incentive fee(1)                               0.08%(4)           13.35%              (1.22)%(4)
                                                                        --------            --------            --------
Net assets, end of year (000's)                                         $ 45,270            $ 42,418            $ 24,793

RATIOS TO AVERAGE NET ASSETS
Net investment loss ratio
     Net investment loss, before waivers                                   (2.75)%(3)          (4.22)%             (4.00)%(3)
     Net investment loss, net of waivers                                   (2.00)%(3)          (3.45)%             (3.25)%(3)
Expense ratio before incentive fee
     Operating expenses, before waivers(2)                                  2.75%(3)            2.87%               4.00%(3)
     Operating expenses, net of waivers(2)                                  2.00%(3)            2.10%               3.25%(3)
Expense ratio, net of waiver after incentive fee
     Expense ratio, net of waivers                                          2.00%(3)            2.10%               3.25%(3)
     Incentive fee                                                            --%(3)            1.35%                 --%(3)
          Expense ratio, net of waivers                                 --------            --------            --------
               after incentive fee                                          2.00%(3)            3.45%               3.25%(3)
                                                                        ========            ========            ========

Portfolio turnover rate                                                     6.90%(4)           32.04%               0.00%(4)

*  Commencement of investment operations.
(1)Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transactions.
(2)Does not include expenses of the Investment Funds in which the Company invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.
(3)Annualized.
(4)Not annualized.


    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

 1.   ORGANIZATION

      Mercantile Long-Short Manager Fund LLC (the "Company") is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company.

      The Company seeks to achieve equity-like capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. Substantially all of the assets of the Company will be invested in privately placed investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies. The Company invests in a portfolio of Investment Funds that have either a low correlation with the equity and fixed income markets, or which, when balanced with other strategies, lower the correlation of the Company's total performance to the equity and fixed income markets. The asset-based fees of the Investment Managers are generally expected to range from 1% to 2% annually of the net assets under their management and the performance or incentive allocations to the Investment Managers are generally expected to range from 15% to 25% of net profits annually. The Company commenced investment operations on December 30, 2002.

      The Company's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

      Mercantile Capital Advisors, Inc. ("MCA" or the "Manager") serves as the investment manager of the Company subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of an investment management agreement with the Company. MCA provides the Company with ongoing investment guidance, policy direction, and monitoring of the Company.

      MCA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. MCA is a wholly owned subsidiary of Mercantile Safe Deposit & Trust Company ("MSD&T") which is a wholly owned subsidiary of Mercantile Bankshares Corporation ("MBC"), a financial holding company. At September 30, 2004, MBC had a capital balance in the Company of $24,610,008.

      Initial and additional subscriptions for limited liability company interests ("Interests") by eligible members are generally accepted at the beginning of each calendar quarter, unless otherwise determined at the discretion of MCA. The Company reserves the right to reject any subscriptions for Interests in the Company. The Company from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

      The Company began making offers to repurchase Interests (or portions of them) from members as of December 29, 2003 and anticipates doing so semi-annually thereafter.

MERCANTILE LONG-SHORT MANAGER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES

      The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Company:

      A. PORTFOLIO VALUATION
         The net asset value of the Company is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

         Investments in Investment Funds are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Company's valuation. As a general matter, the fair value of the Company's interest in an Investment Fund will represent the amount that the Company could reasonably expect to receive from an Investment Fund if the Company's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Company believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Company on a timely basis, the Company would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

         Investments in mutual funds are valued at the closing net asset value per share on the date of valuation.

         Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

      B. INCOME RECOGNITION AND SECURITY TRANSACTIONS
         Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

         Distributions from Investment Funds, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the US income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

MERCANTILE LONG-SHORT MANAGER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

      C. FUND EXPENSES
         The Company will bear all expenses incurred in its business other than those that MCA assumes. The expenses of the Company include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Company's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

      D. INCOME TAXES
         The Company intends to be treated as a partnership for Federal income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

      E. DISTRIBUTION POLICY
         The Company has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

      F. CASH AND CASH EQUIVALENTS
         The Company treats all highly liquid financial instruments that mature within three months as cash equivalents.

      G. USE OF ESTIMATES
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires MCA to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. MCA believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.


 3.   MANAGEMENT FEE, INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER

      The Company pays the Manager a quarterly management fee at the annual rate of 1.25% of the net asset value of the Company as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases by the Company. In addition to the management fee, the Manager will be paid an annual incentive fee, payable at fiscal year-end equal to 10% of the excess, if any, of the net profits allocated to each member's capital account in excess of any net losses, subject to a loss carryforward amount. MCA has entered into an investment advisory agreement with CIBC Advantage Advisers, LLC (the "Advisor"), to advise the Company. The Advisor is responsible for providing day-to-day investment management services to the Company. In consideration for such services, MCA pays the Advisor half of the management and incentive fees earned from the Company.

      The Company has also retained MCA to serve as the administrator to the Company. The Company will pay MCA an administration fee at the annual rate equal to 0.70% of the Company's month end

MERCANTILE LONG-SHORT MANAGER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


      net assets, including assets attributable to MCA and before giving effect to any repurchases by the Company. MCA currently has voluntarily agreed to waive 0.50% of the administration fee. MCA has engaged SEI Investments Global Fund Services ("SEI") to serve as the Company's sub-administrator. SEI provides administrative, accounting, and investor services to the Company as well as serving in the capacity of transfer and distribution disbursing agent for the Company. As compensation for services provided, MCA will pay SEI a fee or fees as may be agreed to in writing by MCA and SEI.

      The Company has adopted a Member Servicing Agreement with MCA, whereby MCA may enter into service arrangements pursuant to which an investor service provider, such as an investment adviser or other financial intermediaries ("Member Service Providers"), performs investor services for its customers who are members of the Company. The Company will pay a fee to MCA to reimburse MCA for payments made to Member Service Providers. This fee is expected to be paid monthly at an annualized rate of up to 0.25% of the net assets value held by members that receive services from a Member Service Provider, determined as of the last day of the calendar month (before any capital account withdrawals or Incentive Fee). Currently, MCA is waiving all member servicing fees.

      SEI Private Trust Company acts as custodian (the "Custodian") for the Company's assets. In consideration for such services, the Company will pay the Custodian a monthly fee based on month-end net assets, at an annual rate of up to 0.01%.

      Each Board member receives an annual retainer of $3,167 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $2,500. The Company also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board members meetings by the Company for the six months ended September 30, 2004 were $19,000.

      Net profits or net losses of the Company for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Company. Net profits or net losses will be measured as the net change in the value of the net assets of the Company during a fiscal period, before giving effect to any repurchases of interest in the Company, and excluding the amount of any items to be allocated to the capital accounts of the members of the Company, other than in accordance with the members' respective investment percentages.

 4.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company's risk of loss in these Investment Funds is limited to the value of these investments reported by the Company.

MERCANTILE LONG-SHORT MANAGER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

 5.   CONCENTRATION OF RISK

      The Company invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

      Various risks are also associated with an investment in the Company, including risks relating to the multi-manager structure of the Company, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.

      In the normal course of business the Company enters into contracts that contain a variety of representations, which provide general indemnifications. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

 6.   INVESTMENT TRANSACTIONS

      For the six months ended September 30, 2004, purchases and sales of investments (excluding short-term securities) were $9,000,000 and $2,826,994, respectively.

7.    TENDER OFFERS

      On September 7, 2004, the Company offered to purchase for cash an amount of Interests or portions of Interest up to 5% of the net assets of the Company tendered by members of the Company at a price equal to the net asset value as of December 31, 2004. Tenders with an estimated value at September 30, 2004 in the amount of $800,000 and $1,354,257 were received and accepted by the Company from MBC and other limited interest members, respectively. A Promissory Note dated October 12, 2004 has been issued by the Company entitling the members to an initial payment of at least 90% of the estimated value of the repurchased interests. The Company intends to pay the initial payment within 30 days after December 31, 2004; the remaining amount will be paid promptly after completion of the Company's March 31, 2005 year end audit.

 8.   LINE OF CREDIT

      The Company has established a line of credit with Boston Private Bank & Trust Company, ("Boston Private"). The line of credit may be accessed by the Company to purchase portfolio securities, to meet repurchase requests, and for cash management purposes. The Company may borrow the lesser of 10% of its net assets or $2.5 million. The Company is not permitted to borrow for any purposes if, immediately after such borrowing, it would have an asset coverage (as defined by the 1940 Act) of less than 300% with respect to indebtedness. Borrowings under the line of credit bear interest at a

MERCANTILE LONG-SHORT MANAGER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


      variable rate equal to the Boston Private Bank & Trust Company Lending Rate plus one percent. The Company will pay a facility fee to Boston Private equal to one quarter of one percent of the amount of the facility. At September 30, 2004, the Company had no outstanding borrowings under the line of credit.


 8.   SUBSEQUENT EVENTS

      Effective October 1, 2004, the Company received capital subscriptions from members in the amount of $1,192,000.

MERCANTILE LONG-SHORT MANAGER FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

The Investment Funds provide for periodic redemptions ranging from monthly to annual with lock up provisions of up to one year from initial investment.

INVESTMENT FUNDS                                                LIQUIDITY
    Artis Technology Qualified Partners, L.P.                   Quarterly
    Basswood Financial Partners, L.P.                           Quarterly
    Bedford Falls Investors, L.P.                                Annually
    Castlerigg Partners, L.P.                                   Quarterly
    Castle Creek LifeSciences, L.L.C.                           Quarterly
    Eden Capital Partners                                     Semi-annually
    Greylock Global Opportunity Fund, L.P.                      Quarterly
    Horseman Global Fund I, L.P.                                 Monthly
    Kingdon Associates, L.P.                                    Quarterly
    North Sound Legacy Institutional Fund, L.L.C.               Quarterly
    Passport II, L.P.                                           Quarterly
    Polar Bear Fund, L.P.                                        Annually
    Sirios Capital II, L.P                                       Annually
    TCS Capital II, L.P.                                        Quarterly
    Wynnefield Partners Small Cap Value, L.P.                   Quarterly

INVESTMENT MANAGER AND ADMINISTRATOR
Mercantile Capital Advisors, Inc.
Two Hopkins Plaza, 12th Floor
Baltimore, Maryland  21201

SUB-ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania  19456

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
250 West Pratt Street, Suite 2100
Baltimore, Maryland  21201

LEGAL COUNSEL
Kramer Levin Naftalis & Frankel LLP
919 Third Avenue
New York, New York 10022

This report is for Members' Information only.


ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    LISTED COMPANY AUDIT COMMITTEES.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Report to Members filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Long-Short Manager Fund, LLC

/s/Kevin A. McCreadie
-----------------------------
Kevin A. McCreadie
Chief Executive Officer


Date: November 30, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Kevin A. McCreadie
---------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: November 30, 2004

/s/Bonnie C. Railey
---------------------------
Bonnie C. Railey
Chief Financial Officer

Date: November 30, 2004